Securities at amortized cost - Changes in carrying amount of securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		₩ 486,850,601
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Ending balance		549,165,419	₩ 486,850,601
Securities at amortized cost
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		19,213,940	24,010,113	₩ 28,276,901
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		5,312,962	2,586,171	4,244,256
Disposal / Repayment		(5,900,990)	(7,634,677)	(8,727,124)
Amortization based on effective interest method		111,965	93,318	167,219
Changes due to business combinations			10,000
Others	[1]	(19,351)	149,015	48,861
Ending balance		18,718,526	19,213,940	24,010,113
Securities at amortized cost | Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		19,213,940	24,010,113	28,276,901
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		5,312,962	2,586,171	4,244,256
Disposal / Repayment		(5,900,990)	(7,634,677)	(8,727,124)
Amortization based on effective interest method		111,965	93,318	167,219
Changes due to business combinations			10,000
Others	[1]	(19,351)	149,015	48,861
Ending balance		18,718,526	19,213,940	24,010,113
Securities at amortized cost | Lifetime expected credit losses | Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Securities at amortized cost | Lifetime expected credit losses | Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.